RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2012
RELATED PARTY TRANSACTIONS [Abstract]
RELATED PARTY TRANSACTIONS
NOTE F—RELATED PARTY TRANSACTIONS

In the ordinary course of business, Capitol's banking subsidiaries make loans to officers and directors of the Corporation and its subsidiaries, including their immediate families and companies in which they are principal owners.  At December 31, 2012 and 2011, total loans outstanding to these persons were $23.6 million and $40.6 million, respectively.  During 2012, $8.1 million of new loans were made to these persons, and repayments and other reductions (including bank divestitures) totaled $25.1 million.  Such loans were made at the banking subsidiaries' normal credit terms.

Officers and directors of Capitol (and their associates, family and/or affiliates) are also depositors of the banking subsidiaries.  Such deposits, which approximated $25.4 million and $20.5 million at December 31, 2012 and 2011, respectively, are accepted based upon the banks' normal terms as to interest rate, term and deposit insurance.